Prepayments, Deposits and Other Assets, Net (Details)				12 Months Ended
		Jan. 29, 2025 shares	Mar. 24, 2023 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Prepayments, Deposits and Other Assets, Net [Line Items]
Prepayment of company			34,911
Issuance shares as prepayment for potential acquisition | $			$ 15,906,186			$ 15,906,186
Percentage of equity			32.00%
Subscription receivables | $				15,906,186
debt extinguish				59,651,975	¥ 411,157,212
Antique art pieces | $	[1]			$ 36,970,600		$ 59,651,975
DTI Group Limited [Member]
Prepayments, Deposits and Other Assets, Net [Line Items]
Split-adjusted			5,818
Subsequent Event [Member]
Prepayments, Deposits and Other Assets, Net [Line Items]
Prepayment of company		34,911
Subsequent Event [Member] | DTI Group Limited [Member]
Prepayments, Deposits and Other Assets, Net [Line Items]
Split-adjusted		5,818

[1]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3). The Group engaged an independent valuation firm to perform the valuation for the rest antique art pieces, the fair value was $36,970,600 as of December 31, 2024